BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS (Narrative) (Details) - USD ($)		3 Months Ended
	Feb. 10, 2021	Jun. 30, 2021	Mar. 31, 2021		Feb. 08, 2021
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Value of shares issued for services		$ 26,300	$ 43,696
Series B Preferred Stock [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Number of shares issued for services		0	0
Value of shares issued for services		$ 0	$ 0
Common Stock [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Number of shares issued for services		10,000	14,493	[1]
Value of shares issued for services		$ 10	$ 15
Business Advisory Agreement [Member] | SBC Investments Ltd. [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Percentage of equity issued in an equity financing as fee	5.00%
Percentage of issued and outstanding common stock	2.50%
Business Advisory Agreement [Member] | SBC Investments Ltd. [Member] | Series B Preferred Stock [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Number of shares issued for services	1,500
Value of shares issued for services	$ 5,000,000
Business Advisory Agreement [Member] | KTAP LLC [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Percentage of equity issued in an equity financing as fee	1.00%
Percentage of issued and outstanding common stock	0.50%
Business Advisory Agreement [Member] | KTAP LLC [Member] | Common Stock [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Number of shares issued for services	200,000
Placement Agent Agreement [Member] | Kingswood Capital Markets [Member]
BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS [Line Items]
Percentage of gross proceeds raised in placement as cash fee					8.00%
Percentage of warrants to purchase common stock sold in the placement					5.00%
Percentage of price per common share equal to exercise price of warrants					110.00%

[1]	Shares have been restated for a 1 for 15 reverse stock split and adjusted for fractional shares